EMPLOYEE BENEFIT PLAN	12 Months Ended
Mar. 31, 2018
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

23.EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on relevant percentages of the employees’ salaries. The total provisions for such employee benefits were $16,342, $21,503 and $25,378 for the years ended March 31, 2016, 2017 and 2018, respectively.